Loss Per Share	12 Months Ended
Dec. 31, 2017
Loss Per Share [abstract]
LOSS PER SHARE

NOTE 18—LOSS PER SHARE

Basic loss per share is calculated by dividing the loss attributable to the Company’s shareholders by the weighted average number of ordinary shares issued. The calculation of the diluted loss per share did not take into account 40,544,792 options for employees and consultants, 9,296,284 Series G warrants, 4,152,764 Series H warrants, 13,745,025 Series I warrants, and 36,531,500 Series K warrants, since their effect is anti-dilutive.